Accounts and transactions with related parties - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) ft² floor	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Banco General, S.A.
Disclosure of transactions between related parties [line items]
Interest receivable	$ 1.8	$ 0.1
Proceeds from sale of miles	$ 24.9	$ 18.9	$ 13.8
Desarrollos Inmobiliarios del Este, S.A. | Desarrollo inmobiliario
Disclosure of transactions between related parties [line items]
Number of lease floor | floor	4
Approximate area of building | ft²	105,981
Corporacion de inversiones areas, S. A | Desarrollo inmobiliario | Class B shares
Disclosure of transactions between related parties [line items]
Percentage of ownership	100.00%
Executive officers
Disclosure of transactions between related parties [line items]
Future payments pursuant to a non-compete agreement	$ 3.0